Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events

12. Subsequent Events

Conversion of New MTF Convertible Note

On May 4, 2015, MTF converted their New MTF Convertible Note in the amount of $3,659,328 plus accrued interest of $193,443 into 2,438,463 shares of Common Stock of the Company.

2nd Secured Convertible Note and Warrant

On May 4, 2015, the Company issued a convertible promissory note in the amount of $2,000,000 (the “2nd Convertible Note”) to Hankey Capital, LLC (“Hankey Capital”). The 2nd Convertible Note matures on May 4, 2018 (the “Maturity Date”) and bears interest at an annual rate of interest of the “prime rate” (as quoted in the "Money Rates" section of The Wall Street Journal) plus 4.0%, with a minimum rate of 8.5% per annum until maturity, with interest payable monthly in arrears. Prior to the Maturity Date, Hankey Capital has a right, in their sole discretion, to convert the 2nd Convertible Note into shares of the Company’s Common Stock, at a conversion rate equal to the greater of (i) $1.58 per share or (ii) 70% of the average daily price for the Common Stock as measured over the course of the 60 day period prior to the conversion.

The 2nd Convertible Note is secured by certain collateral shares of Common Stock issued by the Company in the name of Hankey Capital, in such amount so as to maintain a loan to value ratio of no greater than 50% (the “Collateral”). The number of shares in the Collateral shall be adjusted on a yearly basis. The shares representing the Collateral contain a restrictive legend. Hankey Capital may hold the Collateral in any brokerage account of its choosing, but shall not transfer, sell or otherwise dispose of any Collateral, except during the existence of an Event of Default, as defined in the 2nd Convertible Note. The 2nd Convertible Note is further secured by collateral assignments of all the Company’s license agreements.

The principal amount of the loan is pre-payable in whole or in part at any time, without premium or penalty. Upon any voluntary partial prepayment of outstanding principal, Hankey Capital shall return Collateral shares to the Company in the amount necessary, if any, to maintain the loan to value ratio at no less than 50%. Upon a full payment of the outstanding principal, all the collateral shares shall be returned return and cancelled. Hankey Capital shall also return the collateral shares under the same terms in case of partial or full conversion of the 2nd Convertible Note.

In connection with the 2nd Convertible Note to Hankey Capital, on May 4, 2015 the Company issued 2,531,646 common shares as collateral.

The Company paid a commitment fee in the amount of $60,000 (3% of the original principal amount of the loan) to Hankey Capital. The Company intends to use the proceeds of the Convertible Note for working capital and general corporate purposes.

On May 4, 2015, the Company also issued a warrant to Hankey Capital for 1,898,734 shares of Common Stock at an exercise price per share of $1.58 (the “Warrant”). The Warrant will expire on May 4, 2018. The Warrant includes provisions for cashless exercise and also includes such other terms that are normal and customary for warrants of this type.

Under the terms of both the 2nd Convertible Note and the Warrant, at any time that any of the Company’s equity securities are registered under Section 12 of the Securities and Exchange Act of 1934, the aggregate number of Common Stock shares that may be acquired by Hankey Capital upon any exercise of any conversion under the 2nd Convertible Note or exercise of the Warrant, shall be limited to the extent necessary to insure that, following such exercise, or other acquisition, the total number of Common Stock shares then beneficially owned by Hankey Capital and its affiliates may not exceed 4.999% of the total number of issued and outstanding Common Stock. The Company shall, instead of issuing or transferring Common Stock in excess of this limitation, suspend its obligation to issue Common Stock in excess of the foregoing limitation until such time, if any, as such Common Stock shares may be issued in compliance with such limitation; provided, that, by written notice to the Company, Hankey Capital may waive the provisions of this section or increase or decrease the maximum percentage to any other percentage specified in such notice; provided further that any such waiver or increase or decrease will not be effective until the 61st day after such notice is received by the Company.

The Company has evaluated subsequent events through May 14, 2015, the date which the consolidated financial statements were available to be issued. There were no additional subsequent events noted that would require adjustment to or disclosure in these consolidated financial statements.

13.  Subsequent Events

On February 29, 2015, the Company terminated its consulting contract with T.O. Medical. As per the contract they were provided a 90 day notice and all warrants issued became fully vested.

On February 15, 2015 our agreement with Forefront Capital expired without renewal.

The Company has evaluated subsequent events through March 30, 2015, the date which the consolidated financial statements were available to be issued. There were no additional subsequent events noted that would require adjustment to or disclosure in these consolidated financial statements.